================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: July 31

                     Date of reporting period:  04/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 29, 2011# (Unaudited)

                                                                     FINAL LEGAL
                                                    MATURITY            MATURITY          PRINCIPAL
                                                       DATE*              DATE**             AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-30.7%
-----------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT-30.7%
Bank of Nova Scotia,
   Houston TX, 0.28%                                   5/31/11         5/31/11            $21,200,000       $21,200,000
-----------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
0.71%                                                  5/17/11         5/17/11             18,000,000        18,003,544
0.77% (1)                                              7/19/11         7/19/11             30,000,000        30,000,000
BNP Paribas, New York:
-----------------------------------------------------------------------------------------------------------------------
0.40%                                                  6/10/11         6/10/11              1,900,000         1,900,000
0.49% (1)                                              5/16/11         8/15/11              2,000,000         2,000,000
0.50%                                                  6/30/11         6/30/11              9,000,000         9,000,000
0.50%                                                   7/5/11          7/5/11             23,000,000        23,000,000
-----------------------------------------------------------------------------------------------------------------------
Credit Agricole Corporate
   & Investment Bank, New
    York Branch, 0.25%                                  6/3/11          6/3/11             11,200,000        11,200,667
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse, New
   York Branch, 0.21%                                  7/28/11         7/28/11             15,000,000        15,000,000
-----------------------------------------------------------------------------------------------------------------------
Rabobank Nederland
    NV, New York:
0.27% (1)                                              7/29/11         7/29/11             15,000,000        15,000,000
0.30% (1)                                              5/12/11         5/12/11             12,000,000        12,000,000
0.31% (1)                                              5/25/11         6/27/11             32,000,000        32,000,000
-----------------------------------------------------------------------------------------------------------------------
Royal Bank of
   Canada, New York:
0.27% (1)                                               5/2/11        11/10/11             22,500,000        22,500,000
0.29% (1)                                               5/2/11         8/16/11             27,000,000        27,000,000
-----------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda
    Banken, New York:
0.35%                                                   5/9/11          5/9/11              6,400,000         6,400,000
0.35%                                                  5/11/11         5/11/11             21,500,000        21,500,000
-----------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken,
    New York:
0.28%                                                  6/10/11         6/10/11             13,800,000        13,800,077
0.28%                                                   6/3/11          6/3/11              4,200,000         4,200,019
0.30%                                                  6/22/11         6/22/11              5,500,000         5,500,238
-----------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford CT:
0.29%                                                  5/26/11         5/26/11             34,600,000        34,600,000
0.30%                                                  5/26/11         5/26/11             14,600,000        14,600,202
                                                                                                            -----------
Total Certificates of Deposit (Cost $340,404,747)                                                           340,404,747
-----------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS-15.5%
Barclays US Funding LLC, 0.23%                         7/21/11         7/21/11              5,600,000         5,597,102
-----------------------------------------------------------------------------------------------------------------------
Commonwealth Bank
    of Australia, 0.27% (2)                            7/11/11         7/11/11              4,200,000         4,197,764
-----------------------------------------------------------------------------------------------------------------------
Credit Agricole North
   America, Inc., 0.21%                                 5/6/11          5/6/11             14,000,000        13,999,592
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse, New
   York Branch, 0.25%                                   5/5/11          5/5/11             31,600,000        31,599,122
-----------------------------------------------------------------------------------------------------------------------
ING (US) Funding LLC, 0.24%                             7/6/11          7/6/11             24,500,000        24,489,220
-----------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc., 0.36%                      7/26/11         7/26/11              5,000,000         4,995,700
-----------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, 5.65%                            7/20/11         7/20/11              6,000,000         6,069,552
-----------------------------------------------------------------------------------------------------------------------
Societe Generale North America, Inc.:
-----------------------------------------------------------------------------------------------------------------------
0.10%                                                   5/2/11          5/2/11              7,400,000         7,399,979
0.16%                                                  5/27/11         5/27/11              8,200,000         8,199,052
-----------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc.:
0.23% (2)                                              8/15/11         8/15/11             12,000,000        11,991,873
0.27% (2)                                              6/14/11         6/14/11              2,600,000         2,599,158
0.27% (2)                                              6/17/11         6/17/11             14,600,000        14,594,854
0.30% (2)                                               6/9/11          6/9/11              1,000,000           999,680

 1 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS   April 29, 2011# (Unaudited)

                                                                           FINAL LEGAL
                                                          MATURITY            MATURITY     PRINCIPAL
                                                             DATE*              DATE**        AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
Swedbank AB:
0.34%                                                        6/1/11         6/1/11      $ 7,170,000         $ 7,167,901
0.43%                                                        5/4/11         5/4/11        2,900,000           2,899,896
0.43%                                                        5/9/11         5/9/11       24,600,000          24,597,649
                                                                                                            -----------
Total Direct Bank Obligations (Cost $171,398,094)                                                           171,398,094
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES-47.0%
-----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-1.8%
BNP Paribas Finance, Inc., 0.46%                            6/17/11        6/17/11       20,000,000          19,987,989
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-2.2%
Electricite De France, 0.18% (2)                            5/13/11        5/13/11       24,000,000          23,998,560
-----------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING-4.5%
Toyota Motor Credit Corp.:
0.30%                                                        8/3/11         8/3/11       18,900,000          18,885,195
0.30%                                                        8/4/11         8/4/11       24,000,000          23,981,000
0.30%                                                       8/12/11        8/12/11        6,900,000           6,894,078
                                                                                                            -----------
                                                                                                             49,760,273
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL-15.3%
Berks Cnty. Industrial Development Revenue
Bonds, Lebanon Valley Mall Project, Series 96B,
0.26% (1)                                                    5/6/11         5/6/11        3,060,000           3,060,000
-----------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp. Nts., Series 2000B,
0.26% (1)                                                    5/6/11         5/6/11        4,815,000           4,815,000
-----------------------------------------------------------------------------------------------------------------------
Carenet Health Systems & Service, Inc. Nts., Series
1999, 0.38% (1)                                              5/6/11         5/6/11        4,350,000           4,350,000
-----------------------------------------------------------------------------------------------------------------------
Carroll Cnty., KY Environmental Facilities
Revenue Bonds, Kentucky Utilities Co. Project,
Series 2004A, 0.28% (1)                                      5/6/11         5/6/11       10,000,000          10,000,000
-----------------------------------------------------------------------------------------------------------------------
Carroll Cnty., KY Solid Waste Disposal Revenue
Bonds, North American Stainless Project, Series
2006, 0.31% (1)                                              5/6/11         5/6/11        4,000,000           4,000,000
-----------------------------------------------------------------------------------------------------------------------
Easton, MD Bonds, William Hill Manor Facility,
Series 2009B, 0.32% (1)                                      5/6/11         5/6/11        4,925,000           4,925,000
-----------------------------------------------------------------------------------------------------------------------
Glendale, AZ Industrial Development Authority
Bonds, Thunderbird, The Garvin School, Series
2005A, 0.26% (1)                                             5/6/11         5/6/11        3,450,000           3,450,000
-----------------------------------------------------------------------------------------------------------------------
Glendale, AZ Industrial Development Authority
Bonds, Thunderbird, The Garvin School, Series
2005B, 0.26% (1)                                             5/6/11         5/6/11        2,982,000           2,982,000
-----------------------------------------------------------------------------------------------------------------------
Hanover Cnty., VA Economic Development
Authority Revenue Bonds, Bon Secours Health
System, Inc., Series 08D-2, 0.25% (1)                        5/6/11         5/6/11        8,800,000           8,800,000
-----------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL Industrial Development
Authority Revenue Bonds, Tampa Metro Area
YMCA Project, Series 2000, 0.29% (1)                         5/6/11         5/6/11       10,200,000          10,200,000
-----------------------------------------------------------------------------------------------------------------------
IN Health Facilities Financing Authority Hospital
Revenue Bonds, Deaconess Hospital Obligation
Project, Series 2004B, 0.25% (1)                             5/6/11         5/6/11       19,200,000          19,200,000
-----------------------------------------------------------------------------------------------------------------------

 2 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 29, 2011/ (Unaudited)

                                                         MATURITY          FINAL LEGAL      PRINCIPAL
                                                           DATE*          MATURITY DATE**     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------

MUNICIPAL CONTINUED
----------------------------------------------------------------------------------------------------------------------------

Intrepid Museum Foundation
Revenue Bonds, Series 2006,
0.26% (1)                                                   5/6/11              5/6/11      $ 7,080,000          $ 7,080,000
----------------------------------------------------------------------------------------------------------------------------
Las Vegas, NV Economic
Development Revenue Bonds,
Keep Memory Alive Project,
0.27% (1)                                                  5/6/11               5/6/11        4,155,000            4,155,000
----------------------------------------------------------------------------------------------------------------------------
Maricopa Cnty., AZ Industrial
Development Authority Bonds,
Valley of the Sun YMCA, Series
 2008, 0.26% (1)                                           5/6/11               5/6/11        7,700,000            7,700,000
----------------------------------------------------------------------------------------------------------------------------
Mountain Agency, Inc. (The)
Securities, Series 2003, 0.38% (1)                         5/6/11               5/6/11       10,635,000           10,635,000
----------------------------------------------------------------------------------------------------------------------------
MS Business Finance Corp.
Revenue Bonds, Olin Corp.
Project, Series 2005, 0.36% (1)                            5/6/11               5/6/11        1,600,000            1,600,000
----------------------------------------------------------------------------------------------------------------------------
National Geographic School
Publishing, Inc. Nts., Series
2006, 0.27% (1)                                            5/6/11               5/6/11        4,100,000            4,100,000
----------------------------------------------------------------------------------------------------------------------------
Newport News, VA Economic
Development Authority Bonds,
Newport News Shipbuilding
Project, Series A, 0.26% (1)                               5/6/11               5/6/11        3,440,000            3,440,000
----------------------------------------------------------------------------------------------------------------------------
Oakland University Board of
Trustees General Revenue
Refunding Bonds, Series 2008,
0.28% (1)                                                  5/6/11               5/6/11       15,000,000           15,000,000
----------------------------------------------------------------------------------------------------------------------------
Oneida Cnty., NY Industrial
Development Agency, Mohawk
Valley Network, Series 2006F,
0.29% (1)                                                  5/6/11               5/6/11        4,870,000            4,870,000
----------------------------------------------------------------------------------------------------------------------------
PA Economic Development
Finance Authority, John W. Gleim Jr., Inc. Project,
Series 2009B1, 0.30% (1)                                   5/6/11               5/6/11        1,100,000            1,100,000
----------------------------------------------------------------------------------------------------------------------------
Polk Cnty., FL Industrial
Development Authority Revenue
Bonds, Watson Clinic, Series
1999, 0.43% (1)                                            5/6/11               5/6/11        2,350,000            2,350,000
----------------------------------------------------------------------------------------------------------------------------
Port Grays Harbor, WA
Industrial Development Corp.,
Murphy Corp. Project, Series
2007, 0.26% (1)                                            5/6/11               5/6/11       10,000,000           10,000,000
----------------------------------------------------------------------------------------------------------------------------
Ridgewood Associates Bonds,
Series 2005, 0.26% (1)                                     5/6/11               5/6/11        3,530,000            3,530,000
----------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Special
Facilities Bonds, Cessna
Aircraft Project, Series 1995,
 0.49% (1)                                                 5/6/11               5/6/11        1,900,000            1,900,000
----------------------------------------------------------------------------------------------------------------------------
Savanna, IL Industrial
Development Revenue Bonds,
Metform Corp., Series 1994A,
0.30% (1)                                                  5/6/11               5/6/11        4,300,000            4,300,000
----------------------------------------------------------------------------------------------------------------------------
Tallahassee Orthopedic Center
LC Bonds, Series 2004, 0.24% (1)                           5/6/11               5/6/11        4,435,000            4,435,000
----------------------------------------------------------------------------------------------------------------------------
Tennis For Charity, Inc.
Bonds, Series 2004, 0.23% (1)                              5/6/11               5/6/11        2,215,000            2,215,000
----------------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL
Industrial Development
Authority Gulf Opportunity
Zone Bonds, Hunt Refining
Project, Series 2008B, 0.30% (1)                          5/6/11                5/6/11        2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------------------------
WA Economic Development
Finance Authority Industrial
Development Revenue Bonds,
Canam Steel Corp. Project,
Series 2000D, 0.44% (1)                                   5/6/11                5/6/11        3,400,000            3,400,000
                                                                                                              --------------
                                                                                                                 169,592,000


3 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 29, 2011# (Unaudited)

                                                                           MATURITY     FINAL LEGAL     PRINCIPAL
                                                                             DATE*    MATURITY DATE**     AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-3.9%
Reckitt Benckiser Treasury
Services plc: 0.42% (2)                                                  8/3/11         8/3/11         $  12,500,000   $  12,486,292

0.43% (2)                                                                9/1/11         9/1/11            12,000,000      11,982,370

0.43% (2)                                                                9/8/11         9/8/11            18,300,000      18,271,584
                                                                                                                       -------------
                                                                                                                          42,740,246
------------------------------------------------------------------------------------------------------------------------------------
RECEIVABLES FINANCE-9.2%
Alpine Securitization Corp.:
0.19%                                                                    5/2/11         5/2/11            27,700,000      27,699,854
0.19%                                                                   6/22/11        6/22/11            10,000,000       9,997,256
------------------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.:
0.14% (2)                                                               5/11/11        5/11/11            10,000,000       9,999,611
0.18% (2)                                                               5/16/11        5/16/11             7,500,000       7,499,438
------------------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC, 0.16% 2                                            5/18/11        5/18/11             5,800,000       5,799,562
------------------------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.:
0.18% (2)                                                                5/6/11         5/6/11             8,700,000       8,699,783
------------------------------------------------------------------------------------------------------------------------------------
0.23% (2)                                                               7/25/11        7/25/11            12,800,000      12,793,049
0.25% (2)                                                               7/11/11        7/11/11            11,000,000      10,994,576
0.29% (2)                                                               6/20/11        6/20/11             9,000,000       8,996,375
                                                                                                                       -------------
                                                                                                                         102,479,504

------------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL-10.1%
Crown Point Capital Co.:
0.32%                                                                    5/3/11         5/3/11            21,900,000      21,899,611
0.32%                                                                    5/6/11         5/6/11             3,300,000       3,299,853
0.32%                                                                   5/10/11        5/10/11             7,000,000       6,999,440
------------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
0.24%                                                                    7/6/11         7/6/11             8,600,000       8,596,216
0.29%                                                                    6/2/11         6/2/11            13,000,000      12,996,649
------------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 0.22%                                              5/13/11        5/13/11             5,000,000       4,999,633
------------------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
0.32% (2)                                                                5/4/11         5/4/11            15,000,000      14,999,600
0.32% (2)                                                                5/5/11         5/5/11            16,800,000      16,799,403
0.32% (2)                                                                5/6/11         5/6/11            22,000,000      21,999,022
                                                                                                                       -------------
                                                                                                                         112,589,427
                                                                                                                       -------------
Total Short-Term Notes (Cost $521,147,999)                                                                               521,147,999
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-6.4%
U.S. Treasury Nts.:
1.00%                                                                   4/30/12        4/30/12            14,000,000      14,095,920
1.13%                                                                  12/15/11       12/15/11            24,000,000      24,116,269
1.38%                                                                   2/15/12        2/15/12            13,000,000      13,107,728
1.38%                                                                   3/15/12        3/15/12             5,000,000       5,044,159
4.50%                                                                   3/31/12        3/31/12             3,000,000       3,114,280
4.88%                                                                   7/31/11        7/31/11             6,000,000       6,067,300
5.13%                                                                   6/30/11        6/30/11             6,000,000       6,046,400
                                                                                                                        ------------
Total U.S. Government Obligations (Cost $71,592,056)                                                                      71,592,056

4 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 29, 2011# (Unaudited)

                                                                                                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value
(Cost $1,104,542,896)                                                                                       99.6%   $  1,104,542,896
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF
LIABILITIES                                                                                                   0.4          4,313,019
                                                                                                        ----------------------------
NET ASSETS                                                                                                 100.0%   $  1,108,855,915
                                                                                                        ============================

Footnotes to Statement of Investments

----------
# April 29, 2011 represents the last business of the Fund's quarterly period. See accompanying Notes

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE
FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $219,702,554 or 19.81% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                      LEVEL 2-
                                  LEVEL 1-             OTHER                 LEVEL 3-
                                 UNADJUSTED         SIGNIFICANT            SIGNIFICANT
                               QUOTED PRICES     OBSERVABLE INPUTS     UNOBSERVABLE INPUTS         VALUE
-------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit        $          --     $      340,404,747         $      --         $    340,404,747
Direct Bank Obligations                   --            171,398,094                --              171,398,094
Short-Term Notes                          --            521,147,999                --              521,147,999
U.S. Government Obligations               --             71,592,056                --               71,592,056
                               -------------------------------------------------------------------------------
Total Assets                   $          --     $    1,104,542,896         $      --         $  1,104,542,896
                               -------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

5 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 29, 2011# (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

6 | Oppenheimer Cash Reserves

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By: -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date:06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date:06/10/2011

By: -s- Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2011